INVENTORIES (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventory	$ 638,144	$ 573,800	$ 258,270
Raw Materials [Member]
Hooters brands	36,966	39,965	0
Total raw materials	36,966	39,965	0
Finished Goods [Member]
Hooters brands	318,968	286,123	0
Bellissima brands	234,330	199,580	206,988
BiVi brands	47,880	48,132	51,282
Total finished goods	$ 601,178	$ 533,835	$ 258,270